CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
CURRENT ASSETS:
Cash and cash equivalents	$ 7,102	$ 5,263
Inventories	31	404
Other receivables	8,848
Prepayment for vehicle purchase and other current assets, net	26,321	53,270
TOTAL CURRENT ASSETS	42,302	58,937
Property and equipment, net	49	22
Intangible assets, net	12,903	14,640
Operating lease right-of-use assets	428	561
TOTAL NON-CURRENT ASSETS	13,380	15,223
TOTAL ASSETS	55,682	74,160
CURRENT LIABILITIES:
Accounts payable		295
Advances from customers		553
Short-term borrowings	2,000	6,277
Short-term operating lease liabilities	119	85
Convertible notes	4,305
Income tax payable	776	3,399
Amounts due to related parties	1,627	3,943
Warrant liability	24	340
Payable for sales incentive	1,638
Accrued expenses and other current liabilities	9,379	14,491
TOTAL CURRENT LIABILITIES	19,868	29,383
Long-term bank loan		2,000
Long-term lease liabilities	311	431
Convertible notes		2,022
Payable for dealership settlement		2,245
TOTAL NON-CURRENT LIABILITIES	311	6,698
TOTAL LIABILITIES	20,179	36,081
COMMITMENT AND CONTIGENCIES
SHAREHOLDERS' EQUITY
Ordinary Shares (par value of $0.00005 per shares; 1,000,000,000 shares authorized, 163,129,655 and 238,368,861 shares issued as of December 31, 2021 and 2022, respectively. 163,129,655 and 228,250,210 shares issued and outstanding as of December 31, 2021 and 2022, respectively)	11	8
Series D convertible preferred shares (par value of $0.0001, 6,000 and 6,000 shares authorized as of December 31, 2021 and 2022, respectively. 6,000 shares and 6,000 issued and outstanding as of December 31, 2021 and 2022 respectively.) Series F convertible preferred shares (par value of 0.00005, nil and 50,000 shares authorized as of December 31, 2021 and 2022, respectively. Nil and 50,000 issued and outstanding as of December 31, 2021 and 2022 respectively.)	3	1
Additional paid-in capital	312,831	227,310
Statutory reserve	8	8
Accumulated deficit	(283,008)	(198,302)
Accumulated other comprehensive income	1,470	637
TOTAL KAIXIN AUTO HOLDINGS' SHAREHOLDERS' EQUITY	31,315	29,662
Non-controlling interests	4,188	8,417
TOTAL EQUITY	35,503	38,079
TOTAL LIABILITIES AND EQUITY	$ 55,682	$ 74,160